Financial Instruments - Credit risk - cash flow hedges (Details) - Cash flow hedges $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / lb $ / $ R$ / $ $ / $ $ / $ $ / T ₡ / $ $ / $ € / $ $ / $ $ / $	Dec. 31, 2022 MXN ($) € / $ $ / $ $ / $ ₡ / $ $ / T $ / $ R$ / $ $ / lb $ / $ $ / $ $ / $
Currency risk | Forward contract | U.S. dollars to Mexican pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 3,049	$ 3,405
Average exchange rate | $ / $	18.39	20.71
Currency risk | Forward contract | U.S. dollars to Mexican pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,781	$ 2,485
Average exchange rate | $ / $	18.40	20.88
Currency risk | Forward contract | U.S. dollars to Mexican pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 2
Average exchange rate | $ / $	0	24.33
Currency risk | Forward contract | U.S. dollars to Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,486	$ 1,857
Average exchange rate | R$ / $	5,100,000	5.34
Currency risk | Forward contract | U.S. dollars to Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,370	$ 746
Average exchange rate | R$ / $	5,070,000.00	5.55
Currency risk | Forward contract | U.S. dollars to Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | R$ / $	0	0
Currency risk | Forward contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 757	$ 407
Average exchange rate | $ / $	4,436	4,502
Currency risk | Forward contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 334	$ 207
Average exchange rate | $ / $	4,316	4,977
Currency risk | Forward contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | ARS/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 150	$ 437
Average exchange rate | $ / $	668.06	231.40
Currency risk | Forward contract | ARS/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | ARS/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | URY/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 344	$ 299
Average exchange rate | $ / $	40.18	42.51
Currency risk | Forward contract | URY/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 163	$ 139
Average exchange rate | $ / $	40.66	42.74
Currency risk | Forward contract | URY/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | CRC/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 154	$ 332
Average exchange rate | ₡ / $	558.89	686.50
Currency risk | Forward contract | CRC/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 117	$ 182
Average exchange rate | ₡ / $	556.00	664.50
Currency risk | Forward contract | CRC/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | ₡ / $	0	0
Currency risk | Forward contract | ARS/MXN | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 293
Average exchange rate | $ / $	0	10.57
Currency risk | Forward contract | ARS/MXN | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Forward contract | ARS/MXN | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | $ / $	0	0
Currency risk | Currency swap contract | U.S. dollars to Mexican pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 12,670
Average exchange rate | $ / $	0	12.67
Currency risk | Currency swap contract | U.S. dollars to Mexican pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 1,743
Average exchange rate | $ / $	0	19.00
Currency risk | Currency swap contract | U.S. dollars to Mexican pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 43,095	$ 29,324
Average exchange rate | $ / $	17.77	18.11
Currency risk | Currency swap contract | U.S. dollars to Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 174	$ 0
Average exchange rate | R$ / $	4.81	0
Currency risk | Currency swap contract | U.S. dollars to Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 9,294
Average exchange rate | R$ / $	0	4.00
Currency risk | Currency swap contract | U.S. dollars to Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 14,022	$ 6,874
Average exchange rate | R$ / $	5.05	5.28
Currency risk | Currency swap contract | COP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 345
Average exchange rate | $ / $	0	3,926
Currency risk | Currency swap contract | COP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,109	$ 250
Average exchange rate | $ / $	3,601.94	2,333.06
Currency risk | Currency swap contract | COP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,822	$ 2,313
Average exchange rate | $ / $	3,743.16	3,510.06
Currency risk | Currency swap contract | CLP/USD | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 3,306
Average exchange rate | $ / $	0	774.49
Currency risk | Currency swap contract | CLP/USD | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 286,246	$ 0
Average exchange rate | $ / $	870.50	0
Currency risk | Currency swap contract | CLP/USD | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2,082	$ 1,225
Average exchange rate | $ / $	764.40	677
Currency risk | Currency swap contract | U.S. dollars to Euro | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Currency risk | Currency swap contract | U.S. dollars to Euro | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average exchange rate | € / $	0	0
Currency risk | Currency swap contract | U.S. dollars to Euro | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 10,939	$ 22,130
Average exchange rate | € / $	1.09	0.91
Interest rate risk | Interest rate swaps | Brazilian reais | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Brazilian reais | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Brazilian reais | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 8,447	$ 9,681
Average interest rate	0.16%	0.16%
Interest rate risk | Interest rate swaps | Mexican pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Mexican pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | Mexican pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 11,403
Average interest rate	0.00%	7.17%
Interest rate risk | Interest rate swaps | Chilean pesos | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 271
Average interest rate	0.00%	5.79%
Interest rate risk | Interest rate swaps | Chilean pesos | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 2	$ 0
Average interest rate	3.57%	0.00%
Interest rate risk | Interest rate swaps | Chilean pesos | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | U.S. dollars | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | U.S. dollars | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average interest rate	0.00%	0.00%
Interest rate risk | Interest rate swaps | U.S. dollars | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 3
Average interest rate	0.00%	3.57%
Commodity price risk | Commodity price contracts | Sugar Price Contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 1,703	$ 1,058
Average price | $ / lb	22.43	17.62
Commodity price risk | Commodity price contracts | Sugar Price Contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 890	$ 631
Average price | $ / lb	22.18	17.08
Commodity price risk | Commodity price contracts | Sugar Price Contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 745	$ 468
Average price | $ / lb	22.62	17.14
Commodity price risk | Commodity price contracts | Aluminum price contracts | 1‑6 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 298	$ 294
Average price | $ / T	2,304	2,483
Commodity price risk | Commodity price contracts | Aluminum price contracts | 6‑12 months
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 349	$ 368
Average price | $ / T	2,364	2,480
Commodity price risk | Commodity price contracts | Aluminum price contracts | More than 12
Disclosure of detailed information about hedging instruments [line items]
Net exposure	$ 0	$ 0
Average price | $ / T	0	0